Activities of Orange Bank - Unrecognized contractual commitments - Commitments given - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Operating leases commitments	€ 5,778
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Financing commitments	444	€ 465	€ 562
Guarantee commitments	12	17	21
On behalf of banks	8	9	11
On behalf of customers	4	8	10
Operating leases commitments	37	31	35
Total	€ 493	€ 513	€ 618